VARIABLE INTEREST ENTITIES	6 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 25. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2022	December 31, 2022	December 31, 2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	¥18,033,666	¥49,727,112	$7,102,772
Restricted cash	723,560	730,060	105,832
Notes receivable	10,828,308	8,471,941	1,228,120
Trade accounts receivable, net	22,577,980	38,972,445	5,649,572
Inventories, net	3,894,369	4,941,662	716,359
Other receivables, net	5,500,981	2,502,247	362,734
Loans to third parties	30,270,563	33,418,403	4,844,440
Purchase advances, net	178,208	554,700	80,411
Contract costs, net	33,858,820	27,747,782	4,022,409
Prepaid expenses	165,120	158,498	22,976
Prepaid expenses- related parties	275,000	—	—
Total current assets	126,306,575	167,224,850	24,135,625

Property and equipment, net	25,474,162	26,104,639	3,784,213
Construction in progress	239,739	267,571	38,788
Intangible assets, net	5,950,000	5,600,000	811,794
Long-term other receivables, net	1,564,381	620,000	89,877
Long-term loan to a third party	—	3,067,000	444,602
Goodwill	4,730,002	4,730,002	685,676
Operating lease right-of-use assets	6,666,759	5,038,871	730,451
Total Assets	¥170,931,618	¥212,652,933	$30,721,026

LIABILITIES
Short-term bank loans	¥10,000,000	¥10,000,000	$1,449,633
Trade accounts payable	12,826,108	12,956,285	1,878,185
Other payables	1,469,761	1,419,624	205,793
Other payable- related parties	1,061,081	1,260,100	182,668
Contract liabilities	2,107,277	161,400	23,397
Accrued payroll and employees’ welfare	1,213,040	1,093,689	158,545
Intercompany payables*	194,373,010	238,313,051	34,546,635
Taxes payable	2,211,190	2,885,155	418,241
Short-term borrowings - related parties	9,009,156	10,005,069	1,450,367
Long-term borrowings - related party - current portion	999,530	1,041,981	151,049
Operating lease liabilities - current	3,892,774	3,705,420	537,150
Total current liabilities	239,162,927	282,841,774	41,001,663

Operating lease liabilities - non-current	2,184,635	752,821	109,131
Long-term bank loan	—	1,000,000	144,963
Long-term borrowings - related party	5,511,076	4,989,930	723,356
Deferred tax liability	187,972	187,972	27,249
Total Liabilities	¥247,046,610	¥289,772,497	$42,006,362

*Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2021 includes revenues of ¥54,411,724, operating expenses of ¥8,975,330, and net income of ¥841,261. The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2022 includes revenues of ¥45,559,591 ($6,604,466), operating expenses of ¥11,643,918 ($1,687,940), and net income of ¥2,974,474 ($431,189).